Corporate information - Additional Information (Detail) ¥ in Thousands, $ in Millions			1 Months Ended	12 Months Ended
	Apr. 01, 2022	Mar. 01, 2022	Sep. 30, 2021	Dec. 31, 2023 CNY (¥)	Jun. 20, 2023 CNY (¥)	Jun. 20, 2023 USD ($)	Jun. 10, 2022 shares	Apr. 06, 2022
Disclosure Of General Information About Financial Statements [Line Items]
Consideration transferred, acquisition-date fair value					¥ 43,567	$ 6.1
Identifiable assets acquired (liabilities assumed)					¥ 2,437
RISE [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Consideration transferred, acquisition-date fair value				¥ 1,892,000
Identifiable assets acquired (liabilities assumed)				21,000
Combined Entity [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Amounts recognised for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination				¥ 1,913,000
Combined Entity [Member] | Dada [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Percentage of voting equity interests acquired							93.00%
Combined Entity [Member] | RISE [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Percentage of voting equity interests acquired							7.00%
Number of instruments or interests issued or issuable | shares							165,791,964
Kuaidian Power Beijing [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Percentage of voting equity interests acquired								100.00%
Sinopowe Holdings International Co Limited [Member]
Disclosure Of General Information About Financial Statements [Line Items]
Percentage of voting equity interests acquired					89.999%	89.999%
NAAS Newlink Technology Limited [Member] | Ordinary shares [member]
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of ownership interest in subsidiary				65.50%
Beijing Chezhubang
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of ownership interest in subsidiary		100.00%
Cosmo Light | Acquisition Of Equity Interests In Subsdiary
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of ownership interest in subsidiary		100.00%
QHM New Energy | Acquisition Of Equity Interests In Subsdiary
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of ownership interest in subsidiary		100.00%
XXND Automobile | Acquisition Of Equity Interests In Subsdiary
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of ownership interest in subsidiary		80.00%
Kuaidian Power Beijing [Member] | Acquisition Of Equity Interests In Subsdiary
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Anji Zhidian | Beijing Chezhubang
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of ownership interest in subsidiary		100.00%
Shaanxi Kuaidian | Beijing Chezhubang
Disclosure Of General Information About Financial Statements [Line Items]
Proportion of ownership interest in subsidiary			100.00%